Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	387,968,434	299,331,673
Common stock, shares outstanding	387,968,434	299,331,673